GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
GEOGRAPHICAL INFORMATION

NOTE 16: GEOGRAPHICAL INFORMATION

Revenues are attributed to geographic areas based on location of the end customers as follows:

	Year ended December 31,
	2022	2021	2020
United States	$255,495	$148,291	$77,933
EMEA	162,479	97,292	49,747
Rest of world	101,055	62,567	33,443
	$519,029	$308,150	$161,123

Property and equipment, net by geographical areas were as follows:

	As of December 31,
	2022	2021
Israel	$30,260	$18,583
United States	3,171	748
Rest of the world	985	268
	$34,416	$19,599